Segment analysis - Other Information on Assets and Liabilities by Segment (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Disclosure of operating segments [line items]
Segment assets	$ 13,485	$ 13,456
Segment liabilities	(8,675)	(9,085)
Net assets	4,810	4,371
Total reportable segments
Disclosure of operating segments [line items]
Segment assets	11,681	9,941
Segment liabilities	(5,533)	(4,717)
Net assets	6,148	5,224
All other segments | Central and other costs
Disclosure of operating segments [line items]
Segment assets	140	49
Segment liabilities	(119)	(159)
Net assets	21	(110)
All other segments | Discontinued operations
Disclosure of operating segments [line items]
Segment assets	1	1,096
Segment liabilities	(9)	(724)
Net assets	(8)	372
All other segments | Tax assets/(liabilities)
Disclosure of operating segments [line items]
Segment assets	307	216
Segment liabilities	(303)	(319)
Net assets	4	(103)
All other segments | Derivative financial assets/(liabilities)
Disclosure of operating segments [line items]
Segment assets	21	39
Segment liabilities	0	0
Net assets	21	39
All other segments | Cash and cash equivalents
Disclosure of operating segments [line items]
Segment assets	1,335	2,115
Segment liabilities	0	0
Net assets	1,335	2,115
All other segments | Borrowings
Disclosure of operating segments [line items]
Segment assets	0	0
Segment liabilities	(2,711)	(3,166)
Net assets	(2,711)	(3,166)
USA | Total reportable segments
Disclosure of operating segments [line items]
Segment assets	10,959	9,338
Segment liabilities	(5,205)	(4,402)
Net assets	5,754	4,936
Canada | Total reportable segments
Disclosure of operating segments [line items]
Segment assets	722	603
Segment liabilities	(328)	(315)
Net assets	$ 394	$ 288